Supplemental Oil And Gas Data (Schedule Of Costs Incurred Related To Oil And Gas Producing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Oil and Gas Data [Abstract]
Unproved property	$ 66,790	$ 118,368	$ 35,332
Proved Property
Exploration costs	35,803	80,296	27,030
Development costs	73,374	24,269	23,738
Total costs incurred	$ 175,967	$ 222,933	$ 86,100